COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-04367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectus and statement of additional information contained in Post-Effective Amendment No. 95 under the Securities Act of 1933 and Amendment No. 96 under the Investment Company Act of 1940, the text of which was filed electronically on November 20, 2009.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 25th day of November, 2009.

COLUMBIA FUNDS SERIES TRUST I

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary